Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock Issued and Outstanding $0.001 Par Value	Capital in Excess of Par Value	Deficit	Noncontrolling Interests in Omagine LLC
Balances at Dec. 31, 2013	$ (1,531,661)	$ 14,935	$ 25,987,795	$ (27,508,439)	$ (25,952)
Balances (in shares) at Dec. 31, 2013		14,935,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock grant issued to law firm in satisfaction of $15,812 of accounts payable	26,248	$ 34	26,214
Stock grant issued to law firm in satisfaction of $15,812 of accounts payable, Shares		34,374
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 73	76,177
Issuance of Common Stock for 401(k) Plan contribution, Shares		73,315
Issuance of Common Stock for cash	1,487,100	$ 1,004	1,486,096
Issuance of Common Stock for cash, Shares		1,004,629
Issuance of Common Stock for finders' fees on restricted Common Stock sales	76,168	$ 47	76,121
Issuance of Common Stock for finders' fees on restricted Common Stock sales, Shares		46,000
Exercise of Tempest Warrants	663,500	$ 490	663,010
Exercise of Tempest Warrants, Shares		490,000
Cancellation of shares issued to stockholder relations agent	(9,020)	$ (10)	(9,010)
Cancellation of shares issued to stockholder relations agent, Shares		(10,000)
Stock Option expense	3,486,856		3,486,856
Issuance of Common Stock under 2014 Standby Equity Distribution Agreement (SEDA)	310,000	$ 219	309,781
Issuance of Common Stock under 2014 Standby Equity Distribution Agreement (SEDA), Shares		218,941
Issuance of Common Stock for SEDA commitment fees	150,000	$ 86	149,914
Issuance of Common Stock for SEDA commitment fees, Shares		85,822
Adjustments to noncontrolling interests in Omagine LLC	(53,669)				(53,669)
Net loss	(5,160,960)			(5,160,960)
Balances at Dec. 31, 2014	(479,188)	$ 16,878	32,252,954	(32,669,399)	(79,621)
Balances (in shares) at Dec. 31, 2014		16,878,119
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 37	76,213
Issuance of Common Stock for 401(k) Plan contribution, Shares		36,483
Stock grant to consultant for services rendered	9,450	$ 5	9,445
Stock grant to consultant for services rendered, Shares		5,000
Issuance of Common Stock for cash	220,000	$ 206	219,794
Issuance of Common Stock for cash, Shares		206,281
Stock Options exercised by former Director	1,020	$ 2	1,018
Stock Options exercised by former Director, Shares		2,000
Issuance of Common Stock for finders' fees on restricted Common Stock sales	72,500	$ 41	72,459
Issuance of Common Stock for finders' fees on restricted Common Stock sales, Shares		41,245
Exercise of Tempest Warrants	253,040	$ 161	252,879
Exercise of Tempest Warrants, Shares		160,603
Issuance of Common Stock for Directors' Compensation for services September 1, 2015 to December 31, 2015	100,000	$ 50	99,950
Issuance of Common Stock for Directors' Compensation for services September 1, 2015 to December 31, 2015, Shares		50,000
Stock Option expense	4,001		4,001
Issuance of Common Stock to an Executive Officer in payment of salaries payable	120,000	$ 100	119,900
Issuance of Common Stock to an Executive Officer in payment of salaries payable, Shares		100,000
Issuance of Restricted Common Stock for cash	1,239,700	$ 1,230	1,238,470
Issuance of Restricted Common Stock for cash, Shares		1,230,886
Issuance of Common Stock under 2014 Standby Equity Distribution Agreement (SEDA)	25,000	$ 18	24,982
Issuance of Common Stock under 2014 Standby Equity Distribution Agreement (SEDA), Shares		17,696
Stock Option expense - Extension of Strategic Options (1,965,000 to December 31, 2016)	915,493		915,493
Stock Option expense - Extension of Strategic Options (950,000 to December 31, 2016)	541,215		541,215
Stock Option expense - Stock Appreciation Rights (1,455,000 expiring December 31, 2017)	1,654,481		1,654,481
Payment-in-Kind capital contribution of land by noncontrolling interest in Omagine LLC	(718,614,000)		431,168,400		287,445,600
Adjustments to noncontrolling interests in Omagine LLC	(195,879)				(195,879)
Net loss	(5,673,293)			(5,673,293)
Balances at Dec. 31, 2015	717,497,790	$ 18,728	468,651,654	(38,342,692)	287,170,100
Balances (in shares) at Dec. 31, 2015		18,728,313
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 61	76,189
Issuance of Common Stock for 401(k) Plan contribution, Shares		61,001
Issuance of Common Stock for Directors' Stock Compensation for services January 1, 2016 to December 31, 2016	150,000	$ 116	149,884
Issuance of Common Stock for Directors' Stock Compensation for services January 1, 2016 to December 31, 2016, Shares		115,386
Stock Option expense	405		405
Issuance of Common Stock to an Executive Officer in payment of salaries payable	50,400	$ 56	50,344
Issuance of Common Stock to an Executive Officer in payment of salaries payable, Shares		56,000
Issuance of Common Stock for Directors' Cash Compensation for services January 1 2016, to June 30, 2016	75,000	$ 83	74,917
Issuance of Common Stock for Directors' Cash Compensation for services January 1 2016, to June 30, 2016, Shares		83,334
Issuance of Restricted Common Stock for cash	559,000	$ 770	558,230
Issuance of Restricted Common Stock for cash, Shares		769,488
Conversion of Convertible Notes payable liability into Common Stock	30,984	$ 24	30,960
Conversion of Convertible Notes payable liability into Common Stock, Shares		24,207
Issuance of Common Stock to a Director for the exercise of stock options	1,700	$ 2	1,698
Issuance of Common Stock to a Director for the exercise of stock options, Shares		2,000
Issuance of Common Stock under 2014 Standby Equity Distribution Agreement (SEDA)	25,000	$ 31	24,969
Issuance of Common Stock under 2014 Standby Equity Distribution Agreement (SEDA), Shares		31,289
Issuance of Common Stock to consultant for services	25,000	$ 30	24,970
Issuance of Common Stock to consultant for services, Shares		30,340
Issuance of Common Stock for SEDA commitment fees	150,000	$ 161	149,839
Issuance of Common Stock for SEDA commitment fees, Shares		161,290
Adjustments to noncontrolling interests in Omagine LLC	(139,508)				(139,508)
Net loss	(2,159,877)			(2,159,877)
Balances at Sep. 30, 2016	$ 716,342,144	$ 20,062	$ 469,794,059	$ (40,502,569)	$ 287,030,592
Balances (in shares) at Sep. 30, 2016		20,062,648